CASH FLOW INFORMATION - Summary of Investing Activities with Partial Cash Payments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Investing Activities With Partial Cash Payments [Line Items]
Cash paid during the year	$ 4,254	$ 3,746	$ 8,547
Dividends paid	284	565	2,817
Add: Payable for dividends-Opening	291	670
Less: Payable for dividends-Ending	(220)	(291)	(670)
Other	2	(379)
Dividends paid to company’s shareholders	357	565	$ 2,817
Purchase of PPE
Disclosure Of Investing Activities With Partial Cash Payments [Line Items]
Acquisition of property, plant and equipment	4,649	3,553
Add: Payable for PPE or CIP - Opening	152	173
Less: Payable for PPE or CIP - Ending	(56)	(152)
Less: Prepayment for PPE & CIP - Opening	(599)	(427)
Add: Prepayment for PPE & CIP - Ending	108	599
Cash paid during the year	$ 4,254	$ 3,746